Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP Salaried DPS Plan
EBP, Description of Plan [Line Items]
Description of the Plan

1.	Description of the Plan
The following description of the Deferred Profit-Sharing Plan for Salaried Employees (the “Plan”) provides only general information. Participants should refer to the Summary Plan Description or the Plan document for a more complete description of the Plan’s provisions.
General
The Plan is a defined contribution plan maintained for the benefit of eligible salaried employees, as discussed below in Plan Participation, of Altria Group, Inc. (“Altria”) and certain of its subsidiaries (individually, a “Participating Company”; collectively, the “Participating Companies”). The Plan is designed to provide eligible salaried employees with company contributions, the opportunity for employees to make contributions on a before-tax and/or after-tax basis, company match contributions on employee contributions for Match-Eligible Participants (as defined below), and tax-advantaged investment of the Plan accounts, including a Roth contribution feature. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”).
Plan Administration
The administration of the Plan has generally been delegated to the Administrator (as defined in the Plan). The Altria Group Benefits Investment Committee (the “Investment Committee”) is the named fiduciary responsible for the operation and management of the investment options in the Plan, other than the Altria Stock Investment Option, which is invested exclusively in the common stock of Altria (“Altria Stock”). Fiduciary Counselors Inc. (“Fiduciary Counselors”) is the named fiduciary with respect to the management of the investment of the Altria Stock Investment Option. The Administrator, the Investment Committee and Fiduciary Counselors are hereinafter collectively referred to as the “Fiduciaries”. See Investment Options below for further information.
Plan Participation
Eligibility for benefits under the Plan depends on an employee’s Participating Company affiliation and eligibility to participate in a company-sponsored pension plan, as follows:
•“Non-Match-Eligible Participants”:

o	Salaried employees other than Match-Eligible Participants (as defined below) are eligible to make employee contributions and to receive a company contribution; and
•“Match-Eligible Participants”:

o	Salaried employees who do not participate in a company-sponsored pension plan are eligible to make employee contributions and to receive a company contribution, a supplemental company contribution and company match contributions.
Employee Contributions
Each eligible employee may make before-tax contributions, designated Roth contributions (i.e., after-tax Roth contributions), and after-tax contributions to the Plan as soon as administratively feasible after a participant’s date of hire. Additionally, employees may defer up to 50% of their annual incentive compensation to the Plan, subject to limitations imposed by the Internal Revenue Code of 1986, as amended (the “Code”), and the Plan. Annual incentive compensation is not treated as eligible compensation for purposes of company contributions, supplemental company contributions or company match contributions.
No contribution is required from any participant under the Plan. However, employees hired or rehired after a date specific to their employee group are automatically enrolled in the Plan to make before-tax contributions of six percent (6%) of their eligible compensation beginning with the first payroll period after the completion of 90 days of service. Employees who are automatically enrolled can elect not to make contributions or to contribute a different percentage of their eligible compensation. In addition, employees automatically enrolled have their before-tax contributions automatically increased by one percent (1%) each March 1, subject to Internal Revenue Service (“IRS”) limits. Employees can opt out of this automatic increase program at any time.
The Code imposes a dollar limitation on the combined amount of before-tax and designated Roth contributions for a calendar year. A participant’s combined before-tax and designated Roth contributions were limited to $23,500 and $23,000 in 2025 and
2024, respectively. Additionally, the Plan limited the participant’s combined before-tax, designated Roth, and after-tax contributions to thirty-five percent (35%) of eligible compensation each pay period, excluding catch-up contributions.
Participants who are age 50 or older by the end of a Plan year are eligible to make before-tax and/or designated Roth catch-up contributions up to the limits prescribed by the Code. Beginning in 2025, higher catch‑up contribution limits apply for participants who attain ages 60 through 63 during the calendar year.
The aggregate contributions actually made by participants may not cause the Plan to violate limitations on such contributions set forth in the Code.
Employer Contributions
Contributions by Participating Companies may consist of a company contribution, a supplemental company contribution and/or company match contributions as discussed below.
Contributions for highly compensated employees are subject to limitations imposed by the Code.
Company contribution – In general, the formula to compute the company contribution is as follows:

	Target adjusted diluted EPS annual growth rate *
If Altria’s actual adjusted diluted EPS annual growth rate is:	Under the target range	Within the target range	Above the target range
Then the company contribution (expressed as a percentage of each eligible participant’s compensation) is:	8%	10%	12%
* Target adjusted diluted earnings per share (“EPS”) annual growth rate, as defined in the Plan document, is announced by Altria, generally in late January of each year, as may be subsequently modified by any later, publicly-announced adjustments or revisions to the forecast.
Under certain circumstances, the Chief Executive Officer of Altria has the discretion to consider other financial performance metrics in determining the company contribution.
The Plan provides, in the event of a Change of Control (as defined in the Plan document) of Altria, for a company contribution for the year in which the Change of Control occurs and for two years thereafter at least equal to the lesser of (a) the percentage of participants’ compensation that was contributed to the Plan as a company contribution for the year prior to the year in which the Change of Control occurs, or (b) ten percent (10%) of the participants’ applicable compensation.
Supplemental company contribution – A supplemental company contribution equal to five percent (5%) of each eligible participant’s compensation is made on behalf of Match-Eligible Participants who are eligible for a company contribution, subject to the limitations below.
Limit on company and supplemental company contribution – The aggregate company and supplemental company contribution to the Plan cannot exceed three percent (3%) of Altria’s Consolidated Earnings, as defined in the Plan document, allocated between the Plan and the Deferred Profit-Sharing Plan for Hourly Employees (the “Hourly Plan”) proportionally based on the aggregate compensation of eligible participants in each plan. The aggregate contribution did not exceed the limit for each of the years ended December 31, 2025 and 2024.
Company match contributions – Match-Eligible Participants who make before-tax contributions, designated Roth contributions (including before-tax and designated Roth catch-up contributions), and/or after-tax contributions for a payroll period are immediately eligible to receive company match contributions, dollar for dollar, up to the first three percent (3%) of eligible compensation that is contributed for a payroll period.
Plan participants are generally eligible for company and supplemental company contributions, as well as a true-up matching contribution for a particular year, if they are employed by one of the Participating Companies on the last business day of the calendar year. This requirement to be employed on the last business day of the year is waived if participants leave employment due to retirement, death or disability. For participants who participate in a company‑sponsored pension plan, retirement status is determined based on eligibility for an early, full, or deferred retirement benefit under that retirement plan. Participants are considered to have retired if, as of the date they left employment, they had reached age 50 and completed at least five years of service.
Company contributions are based on compensation through the participant’s departure date.
Participant Accounts
Each participant’s Plan accounts are adjusted by any employee and employer contributions, as well as the allocated share of the investment activities and administrative expenses for each investment option held.
Vesting
Participants are fully vested in their employee contributions and company match contributions at all times, and become fully vested in company contributions and supplemental company contributions after completing one year of service (including any prior service with a Participating Company), unless an employee dies, becomes disabled, or reaches age 65 while in active service.
Investment Options
Participants can direct all contributions among ten investment options and may change their investment elections at any time, subject to excessive trading policy restrictions and short-term redemption fees that may be applicable to certain of the investment options and other applicable laws. If a participant has not provided an investment election, any contributions are invested in the Balanced Fund Investment Option, for which the underlying investment is a collective investment fund.
Employee Stock Ownership Plan
The employee stock ownership plan (“ESOP”) portion of the Plan permits each participant who invests in the Altria Stock Investment Option to elect, no later than the business day immediately preceding an ex-dividend date with respect to a cash dividend payable on shares of Altria Stock, to have the dividend paid to them in cash and treated as a taxable distribution from the Plan, or have the dividend reinvested in additional shares of Altria Stock. Altria Stock dividends paid in cash directly to participants for the year ended December 31, 2025 were approximately $24 million. Altria Stock dividends payable in cash directly to participants at December 31, 2025 and 2024 were each approximately $6 million.
Master Trusts
Prior to the Transition Date, certain assets of the Plan were co-invested with certain assets of the Hourly Plan, in two master trusts: the Altria Client Services Deferred Profit-Sharing Master Trust (“Master Trust A”), for which State Street Bank and Trust Company (“State Street”) served as the trustee, and the Altria Client Services Deferred Profit-Sharing Trust for Altria Stock (“Master Trust B”), for which Fidelity Management Trust Company (“Fidelity”) served as the trustee.
Beginning on the Transition Date, the assets of Master Trust A were transferred to and merged into Master Trust B, which was renamed as the Altria Client Services Master Trust for Deferred Profit-Sharing Plans (the “Master Trust”), for which Fidelity serves as the trustee. The transfer of all assets from Master Trust A was completed upon the Transition.
The Master Trust, Master Trust A, and Master Trust B are hereinafter collectively referred to as the “Master Trusts.”
Withdrawals and Distributions
Participants may make in-service withdrawals in accordance with the provisions outlined in the Plan.
Participants may receive a distribution upon termination of employment, including retirement, in a lump sum, partial distributions, or installments. The IRS requires minimum distributions for all participants starting at age 73.
Notes Receivable from Participants
Participants are permitted to borrow from their Plan accounts in accordance with the loan provisions and applicable interest rate as outlined in the Plan. Interest on participant loans is fixed for the term of the loan. The minimum loan amount is $1,000 and the maximum loan amount is the lesser of fifty percent (50%) of a participant’s account balance at the time of the loan request or $50,000, less the participant’s highest outstanding loan balance during the twelve-month period preceding the loan request over the participant’s outstanding loan balance on the date the loan is made. Loan repayment periods are up to twenty-five years depending on the type of loan.